Income Taxes (Details) - Schedule of federal income tax rate to the Company’s effective tax rate - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of federal income tax rate to the Company’s effective tax rate [Line Items]
Statutory rate			$ (25,518)	$ (40,872)
State taxes, net of federal benefit			(6,637)	(10,146)
Meals & entertainment			193	277
Permanent adjustments			214	187
Equity compensation			5	(2)
Other deferred adjustment			(4)
General business credits			(8,803)	(12,921)
Change in valuation allowance			40,555	63,482
Income tax expense		$ 5	$ 5	$ 5